Earnings Per Share	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

15. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for 2015, 2014 and 2013:

	2015	2014	2013
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$1.029.445	$1.045.266	$1.109.890

Denominators:
Weighted average number of:
Ordinary shares outstanding	304.440.184	302.339.124	301.877.303
Preference shares outstanding	-	-	1.937.819
Total weighted average shares outstanding	304.440.184	302.339.124	303.815.122

Potentially dilutive Ordinary shares	479.851	528.772	673.089

Total weighted average Ordinary shares outstanding assuming dilution	304.920.035	302.867.896	302.550.392
Basic earnings per share	$3,38	$3,46	$3,65

Fully diluted earnings per share	$3,38	$3,45	$3,65

(a) As of the preference share conversion on June 28, 2013, the Company no longer has two classes of shares.